Borrowing Arrangements - Summary of Long Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Term loans and other debt, gross	$ 1,538,000
Unamortized debt issuance costs	19,563
Term loans and other debt	1,518,437	$ 0
Unsecured revolving credit facility
Debt Instrument [Line Items]
Term loans and other debt, gross	138,000
Unsecured term loan | Unsecured term loan due 2017
Debt Instrument [Line Items]
Term loans and other debt, gross	600,000
Unsecured term loan | Unsecured term loan due 2020
Debt Instrument [Line Items]
Term loans and other debt, gross	$ 800,000